Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
EXPENSES
Accounting, audit and legal	$ 24,842	$ 13,703	$ 123,206	$ 59,914
Consulting expense	91,470	41,838	296,512	215,110
Finders fees	0	26,881	54,746	86,697
Filing and transfer agent fees	4,898	4,341	19,558	16,168
Management fees	62,968	30,000	164,478	90,000
Travel and administration expenses	1,600	7,243	25,872	7,243
Marketing	32,228	0	63,161	0
Stock-based compensation	0	0	60,000	0
Investor relations expense	0	0	20,096	0
Bank charges and interest	18,305	17,737	52,959	70,091
Project development costs	0	0	0	102,683
Total expenses	236,311	141,743	880,589	647,906
PROFIT (LOSS) BEFORE OTHER ITEMS	(236,311)	(141,743)	(880,589)	(647,906)
Foreign exchange (loss) gain	14,043	(56,171)	5,638	(2,766)
Minority shareholders' interest	(54,936)	0	(42,742)	0
NET PROFIT (LOSS) FOR THE PERIOD	(195,418)	(85,572)	(832,209)	(650,672)
Other comprehensive income	0	0	0	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (195,418)	$ (85,572)	$ (832,209)	$ (650,672)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	273,574,609	63,682,683	273,574,609	63,682,683
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.001)	$ (0.001)	$ (0.003)	$ (0.01)